Other net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income [abstract]
Other net income	€ (3)	€ (147)	€ (56)
Hyperinflation loss	(159)	(244)	(333)
Reversal of impairment loss recognised in profit or loss, trade receivables	53
Sale of remaining NNHB mortages	21
Income from positive recovery of defaulted receivables	€ 27	€ 25	32
Gain on exit of business			125
Gain on liquidation of entity			€ 67